Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s segment results for the years ended December 31, 2019, 2020 and 2021.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues:
Learning services	602,353	1,513,960	2,441,421
Smart devices	152,044	539,962	980,424
Online marketing services	453,013	472,884	593,949

Total net revenues	1,207,410	2,526,806	4,015,794

Cost of revenues:
Learning services	451,164	716,504	980,700
Smart devices	107,609	355,970	618,925
Online marketing services	313,592	346,895	427,331

Total cost of revenues	872,365	1,419,369	2,026,956

Gross margin:
Learning services	25%	53%	60%
Smart devices	29%	34%	37%
Online marketing services	31%	27%	28%
Total gross margin	28%	44%	50%